650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

CONFIDENTIAL TREATMENT REQUESTED

BY BARRACUDA NETWORKS, INC.: CUDA-001

September 5, 2013

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED FROM THE VERSION FILED VIA EDGAR. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. INFORMATION THAT WAS OMITTED IN THE EDGAR VERSION HAS BEEN NOTED IN THIS LETTER WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[***].”

Via EDGAR and Overnight Delivery

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention:	Barbara C. Jacobs Luna Bloom Christine Davis Joyce Sweeney

Re:	Barracuda Networks, Inc. Confidential Draft Registration Statement on Form S-1 Submitted July 29, 2013 CIK No. 1348334

Ladies and Gentlemen:

On behalf of our client, Barracuda Networks, Inc. (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated August 23, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company is concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing to the Staff by overnight delivery both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on July 29, 2013.

Because of the commercially sensitive nature of information contained herein, this submission is accompanied by a request for confidential treatment for selected portions of this letter. The Company has filed a separate letter with the Office of Freedom of Information and Privacy Act Operations in connection with the confidential treatment request, pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83. For the Staff’s reference, we have enclosed a copy of the Company’s letter to the Office of Freedom of Information and Privacy Act Operations, as well as a copy of this correspondence, marked to show the

AUSTIN     BEIJING     BRUSSELS     GEORGETOWN, DE     HONG KONG     LOS ANGELES     NEW YORK

PALO ALTO     SAN DIEGO     SAN FRANCISCO     SEATTLE     SHANGHAI     WASHINGTON, DC

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portions redacted from the version filed via EDGAR and for which the Company is requesting confidential treatment.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except for page references appearing in the headings and Staff comments below (which are references to the original Registration Statement submitted on July 29, 2013), all page references herein correspond to the page of the revised draft of the Registration Statement, as applicable.

General

1.	We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

The Company acknowledges the Staff’s comment and understands that the Staff will need sufficient time to review the filing after the price range is included and that the price range may cause the Staff to issue additional comments. The Company will provide the price range in a subsequent amendment to the Registration Statement when available.

2.	In June 2013, a Reuters news article reported that according to “four sources familiar with the matter” you were interviewing banks to lead your initial public offering, which would come later in the year. Shortly after in June 2013 a news article from Bloomberg reported that, according to “three people with knowledge of the matter,” you had selected Morgan Stanley to lead your planned public offering. These are just examples. Provide your analysis as to how these reports comport with Section 5 of the Securities Act and outline the steps you have taken and will continue to take to keep matters relating to any submission about your offering confidential.

The Company respectfully advises the Staff that the Company is aware of, and has made every effort to comply with, the requirements of Section 5 of the Securities Act of 1933, as amended (the “Act”). To that end, the Company notes the following:

•	As soon as the Company selected its underwriters for the offering contemplated by the Registration Statement (the “Offering”) a number of internal measures were put in place by the management team, under the direction of Ms. Diane Honda, the Company’s Vice President and General Counsel, including the following:

¡	All press releases were embargoed until they had been reviewed by Ms. Honda and, in some cases, the Company’s outside legal counsel. Since May 2013, Ms. Honda has reviewed all press releases before issuance.

¡	All employees with direct knowledge of the Offering have executed a written confidentiality agreement with the Company, specifically agreeing to keep the Offering confidential.

¡	Any requests for employees of the Company to speak to the press or at outside conferences must be pre-approved by Ms. Honda.

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¡	On various occasions, Ms. Honda and the Company’s outside legal counsel met with the Company’s management team and the Company’s board of directors (the “Board”) to review the steps that the Company put in place to manage publicity matters while in registration.

¡	The Company and its outside legal counsel have reviewed its external website to ensure compliance with Section 5 of the Act.

•	Second, the Company has not publicly acknowledged the submission of the Registration Statement. The Company notes that it did not elect to issue a press release in compliance with Rule 135 of the Act with respect to the Registration Statement for this reason. The Company advises the Staff that the Company has only disclosed its entry into the registration process with parties who have agreed to keep this information confidential. The Company has confidentially discussed the Company’s entry into the registration process with the Board, the six underwriters participating in the Offering, legal counsel for the Company and the underwriters, the Company’s independent auditors, other third-party accountants and consultants who support, or were interviewed to support, the Company’s management, finance department and the Board in connection with this process. In addition, the Company contacted select customers and third-party research companies in connection with seeking their consent to be named or cited in the Registration Statement, each of whom expressly agreed to keep the Offering confidential, and the other investment banks that were interviewed by the Company but who were not ultimately chosen to serve as underwriters. Each of these parties understands the restrictions on publicity for registered offerings. The Company further notes that in order to be considered to be part of the proposed syndicate, each investment bank was required to execute a written confidentiality agreement.

•	Third, after conducting an internal review, the Company does not believe that any of the sources cited in the referenced articles were in any way affiliated with the Company, its legal counsel or any other advisor. The Company has not authorized anyone to speak on its behalf regarding the Offering.

As described in the Registration Statement, competition in the security and storage industries is intense, and certain of the Company’s primary competitors are larger and more established. Given the critical importance of IT security to the enterprises and organizations that comprise the Company’s customers and prospective customers, customers often are reluctant to consider a solution provider that is not established or that does not have sufficient “brand recognition.” Consequently, in the ordinary course of its business, the Company has sought to establish itself as a market leader by conducting large, visible advertising campaigns to improve its brand recognition. The Company’s executives have frequently in the past spoken at industry conferences or commented on press articles or stories relating to security and storage issues. While the Company does not discuss the details of its finances or its prospects for an initial public offering, these activities sometimes result in speculation about the Company that the Company cannot control and which are often inaccurate. These marketing efforts began well before the registration process and are core to the Company’s business model. As a result, the Company believes that it has achieved some broader market awareness, even as a private company.

Throughout the process, the Company will continue to vigilantly observe its obligations to comply with Section 5 of the Act with respect to the Offering.

3.	Please supplementally provide us with documentation supporting any factual assertions in your prospectus, appropriately marked to highlight the sections relied upon and cross-referenced to your prospectus. For example, we note the following statements:

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•	“According to a 2012 survey conducted by IDG, enterprise organizations have seen the number of security threats grow by more than 200% from an average of 94 events in 2011 to 300 in 2012.”

•	“According to IDC, the volume of digital information created and replicated worldwide will grow approximately 41% annually from 1.8 trillion gigabytes in 2011 to 40 trillion gigabytes in 2020.”

•	“[S]ecurity and storage markets that we estimate were approximately $30 billion in 2012, based on market data from established third-party market research firms.”

•	“According to Gartner, estimated spending on these security segments was $14.6 billion worldwide in 2012.”

•	“According to IDC, estimated spending on these storage segments was $15.9 billion worldwide in 2012.”

•	“[T]he purpose-built backup appliance segment, which, according to IDC, is projected to grow from $3.2 billion in 2012 to $5.9 billion in 2016, representing a compound annual growth rate, or CAGR, of 16.7%.”

•	“According to Gartner, the next generation firewall appliance sub-segment within the VPN/firewall segment was $4.5 billion in 2011 and is forecasted to grow to $8.7 billion by 2016, a 14.1% CAGR.”

•	“The market for the above security and storage segments for companies with less than 5,000 employees was $14.8 billion in 2012, according to a study we commissioned from Compass Intelligence.”

•	“Compass Intelligence further estimates there were 20.8 million companies worldwide with less than 5,000 employees in 2012.”

In response to the Staff’s comment, the Company is supplementally providing the Staff, pursuant to Rule 418 of Regulation C promulgated under the Act, under separate cover, with the relevant portions of the third-party reports cited in the Registration Statement. Please refer to the materials attached as Annex I thereto. To expedite the Staff’s review, the Company has marked each source to highlight the applicable portion or section containing the statistic and cross-referenced it to the appropriate location in the Registration Statement.

4.	Please supplementally provide us with the Compass Intelligence study that you commissioned. Additionally, please advise whether any of the other third-party reports and studies identified throughout the prospectus were commissioned by you, and if so, please clarify this fact in the forepart of the Prospectus Summary.

As discussed in response to Comment #3 above, the Company is supplementally providing the Staff, pursuant to Rule 418 of Regulation C promulgated under the Act, under separate cover, all third-party reports cited in the prospectus, including the Compass Intelligence study commissioned by the Company. The Company further

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supplementally advises the Staff that, other than the Compass Intelligence report, it did not commission any of the third-party reports referenced in the Registration Statement.

5.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to our Securities Act Forms Compliance and Disclosure Interpretation 101.02.

In response to the Staff’s comment, the Company is supplementally providing the Staff, pursuant to Rule 418 of Regulation C promulgated under the Act, under separate cover, with the graphical materials and artwork that the Company intends to use in the Registration Statement. Please refer to the materials attached as Annex II thereto.

6.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that neither the Company nor anyone authorized on behalf of the Company has provided written materials to potential investors in reliance on Section 5(d) of the Act. The Company further advises the Staff that it is contemplating meetings with potential investors in the future in accordance with Section 5(d) of the Act, as amended. If such meetings do occur, the Company will provide the Staff with copies of written materials distributed in connection therewith, if any.

In addition, the Company advises the Staff that no broker or dealer that is participating or will participate in the Offering has published or distributed research reports about the Company in reliance upon Section 2(a)(3) of the Act added by Section 105(a) of the Jumpstart our Business Startups Act. The Company undertakes to provide the Staff with copies of such research reports in the event that they are published or distributed in the future.

7.	We note your reference on pages 19, 104, and F-33 to the indirect sale of your physical appliances into embargoed countries including Iran, Sudan, and Syria. Additionally, we note your reference on pages F-11 and F-31 to your business in Latin America, a region that generally is understood to include Cuba. Cuba, Iran, Sudan, and Syria are designated by the Department of State as state sponsors of terrorism and are subject to U.S. economic sanctions and export controls. Please describe to us the nature and extent of your past, current, and anticipated contacts with Cuba, Iran, Sudan, and Syria, whether through affiliates, distributors, partners, resellers or other direct or indirect arrangements. Your response should describe any services, products or technology you have provided to or received from Cuba, Iran, Sudan, or Syria, directly or indirectly, and any agreements, commercial arrangements, or other contacts you have had with the governments of these countries or entities controlled by their governments.

[***]

8.	Please tell us the maximum amount of the BIS and OFAC penalties to which you may be subject as a result of the possible violations of export controls and economic sanctions laws you disclose, on pages

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19–20, 103–104 and F-33, may have occurred in connection with the provision of your products and services into Iran, Sudan, and Syria.

[***]

9.	Please discuss the materiality of your contacts with Cuba, Iran, Sudan, and Syria described in response to the foregoing comments, and whether those contacts constitute a material investment risk for your security holders. You should address materiality in quantitative terms, including the approximate dollar amounts of any associated revenues, assets, and liabilities for the last three fiscal years and the subsequent interim period. Also, address materiality in terms of qualitative factors that a reasonable investor would deem important in making an investment decision, including the potential impact of corporate activities upon a company’s reputation and share value. Various state and municipal governments, universities, and other investors have proposed or adopted divestment or similar initiatives regarding investment in companies that do business with U.S.-designated state sponsors of terrorism. Your materiality analysis should address the potential impact of the investor sentiment evidenced by such actions directed toward companies that have operations associated with Cuba, Iran, Sudan, and Syria.

[***]

Market and Industry Data, page 43

10.	You state that certain information contained in the prospectus comes from third parties and that investors should not “give undue weight” to any estimates contained therein. Please revise the second sentence to eliminate any implication that investors are not entitled to rely on the information included in your registration statement. Additionally, please revise the third sentence to remove any implication that the information presented in your prospectus is unreliable or imprecise. As you are responsible for the accuracy of the information in the filing, this type of qualification is inappropriate.

The Company advises the Staff that the Company has revised the disclosure on page 43 of the Registration Statement to address the Staff’s comment.

Use of Proceeds, page 44

11.	You state that you intend to use the net proceeds from the offering for “capital expenditures and general corporate purposes, including working capital, sales and marketing activities, product development and general and administrative matters.” We note further that you may also use a portion of the proceeds for acquisitions. Please revise to provide more meaningful and specific disclosure of the intended use of proceeds, for example with respect to any particular capital expenditures that you expect to make, as well as the approximate amounts intended to be used for each such purpose, to the extent known. See Item 504 of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosure on page 44 of the Registration Statement to address the Staff’s comment. The Company further advises the Staff that it is not currently able to quantify the amounts of future expenditures for data center and IT infrastructure resources as well

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as sales and marketing activities, as those amounts will depend on the growth of the Company’s business and operations.

Selected Consolidated Financial Data

Key Metrics, page 51

12.	We note that your gross billings metric, which you disclose is a leading indicator of future revenue, includes deferred revenue adjustments to reflect returns and rebate. As these adjustments presumably represent the company’s estimate of amounts that will not be reflected in future revenues, please revise to explain why these items are added back when determining your gross billings metric.

The Company advises the Staff that the Company has revised the disclosure on pages 11, 51 and 57 of the Registration Statement to address the Staff’s comment.

13.	We note your disclosure of “Adjusted EBITDA.” Please explain your basis for labeling the measure as “Adjusted EBITDA” rather than Non-GAAP Net Income. In this regard, we also note that you do not disclose EBITDA.

The Company respectfully advises the Staff that the Company believes adjusted EBITDA is a more descriptive and useful term for investors. The Company believes that Non-GAAP net income is generally understood by investors and financial analysts to adjust GAAP net income for specific items, such as stock-based compensation, but does not adjust for items such as interest, taxes, depreciation and amortization or changes in deferred revenue and costs. Therefore, the Company believes that adjusted EBITDA, while also a non-GAAP measure, is a more accurate characterization of the key metric the Company utilizes to measure its performance and therefore is a more descriptive and useful term for investors. Furthermore, the Company believes that as discussed on pages 5, 11, 51 and 58 of the Registration Statement, adjusted EBITDA, which adds back certain acquisition and other non-recurring charges to eliminate the impact of items which the Company does not consider indicative of its core operating performance, is a more accurate measure of its performance on a period to period basis as compared to EBITDA.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 55

14.	Please expand this section to provide a more balanced and meaningful discussion of known material trends and uncertainties that will have, or are reasonably likely to have, a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. Please provide additional analysis concerning the quality and variability of your earnings and cash flows to provide investors with insight into the extent to which reported financial information is indicative of future results. Further, please discuss in reasonable detail any economic or industry-wide factors relevant to your company and any material opportunities, challenges, and risks you may face in the short and long term and the actions you are taking to address them.

The Company advises the Staff that the Company has revised the disclosure on page 56 of the Registration Statement to address the Staff’s comment.

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Critical Accounting Policies and Estimates

Stock-Based Compensation, page 79

15.	We note your disclosure on page 81 that the market comparable approach used considers financial metrics and trading prices to determine trading multiples of a selected peer group of publicly traded companies. Please revise for the following:

•	Disclose the basis for the selection of the set of peer companies, including a discussion of what makes them comparable and any limitations or uncertainties over that comparability;

•	Quantify the relevant market multiples used in each period;

•	Explain changes in the significant assumptions, such as the pool of companies considered or multiples used, over the valuation periods; and

•	Clarify whether the same set of comparable companies are used in all the relevant valuation estimates, including the discount rate and volatility assumptions.

The Company advises the Staff that the Company has revised the disclosure on pages 81, 82, 83, 84 and 85 of the Registration Statement to address the Staff’s comment.

16.	We note that for certain of the valuation dates, the enterprise value was derived utilizing a weighted combination of the income approach and the market approach. Please revise to disclose the weightings at each applicable valuation and the reasons for any changes in weightings from period to period.

The Company advises the Staff that the Company has revised the disclosure on pages 83, 84 and 85 of the Registration Statement to address the Staff’s comment.

17.	Regarding the May 31, 2013 valuation disclosed on page 83, please revise to describe the significant assumptions used in the valuation as well as the weightings used for the differing approaches. Also, please revise to more clearly describe the reasons for the significant increase in the valuation at February 28, 2013 compared to May 31, 2013. You disclosures should address any company-specific events or changes in assumptions or methodologies.

The Company advises the Staff that the Company has revised the disclosure on pages 84 and 85 of the Registration Statement to address the Staff’s comment.

18.	For any subsequent share-based issuances, please revise to provide details of the grants, to discuss the significant factors considered, assumptions made, and methodologies used in determining the fair value of the underlying stock and discuss the significant factors contributing to the difference in the fair value determined between the May 2013 grant and the subsequent grant. Please continue to provide us with updates to the requested information and provide updated disclosure for all equity related transactions subsequent to this request through the effective date of the registration statement.

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The Company advises the Staff that the Company has revised the disclosure on page 85 of the Registration Statement to address the Staff’s comment. The Company will continue to provide the requested information in subsequent amendments to the Registration Statement, as applicable.

19.	For any options granted or other share-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements.

The Company advises the Staff that the Registration Statement presents May 31, 2013 as the most recent balance sheet date, and has further revised the disclosure on pages 82 and 83 to act as a placeholder to reflect the impact of subsequent options granted on the Company’s financial statements until the fair value of the Company’s common stock as of August 22, 2013 is determined. The Company will continue to provide the requested information in subsequent amendments to the Registration Statement.

20.	Please tell us when you determine your proposed IPO price, when you first initiated discussions with underwriters, and when the underwriters first communicated their estimated price range and amount for your stock.

The Company supplementally advises the Staff that the Company first held formal discussions with the underwriters for the purpose of engaging them for the proposed Offering in June 2013, when the Company received presentations from representatives from various investment banks, including the underwriters that were ultimately retained. None of the underwriters has provided the Company with a valuation of the Company or estimated price range. The Company will advise the Staff of the Company’s proposed IPO price range when it is available, including the date on which the underwriters first communicated to the Company the IPO price range and amount of the Company’s common stock to be offered in the proposed Offering.

21.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

The Company advises the Staff that once the estimated IPO price is known and included in the Registration Statement, the Company will revise the disclosure to the extent applicable to include a discussion of the significant factors contributing to the difference between the fair value underlying the stock as of the Company’s most recent valuation date and the midpoint of the IPO offering range, if any.

22.	Please consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

The Company advises the Staff that the Company has revised the disclosure on pages 82 and 83 of the Registration Statement to act as a placeholder until the estimated offering price range is determined. Once the estimated offering price range is determined, the Company will include the intrinsic value of all outstanding vested and unvested options, based on the difference between the midpoint of the estimated offering price range and the

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exercise price of options outstanding as of the most recent balance sheet date included in the prospectus, in an amendment to the Registration Statement.

Business, page 85

23.	Please tell us your consideration for providing in the context of your Business discussion, or elsewhere in the prospectus as appropriate, a breakdown of the percentage of revenue attributable to each of your security and storage solutions, or tell us why this information would not be material to investors.

The Company respectfully advises the Staff that the Company does not believe a breakdown of revenue attributable to individual solutions or groupings of solutions is material or would prove useful to investors. The Company offers a broad portfolio of solutions to its customers, which may be sold together as complementary solutions or separately depending on the specific needs of the customer. Additionally, the Company leverages a common technology architecture, brand, distribution network, sales force and cloud infrastructure across its portfolio of solutions. Each of the Company’s solutions has relatively consistent margin profiles and the technology architecture for the Company’s security and storage solutions consists of several common foundational components. In addition, substantially all of the Company’s appliances share the same manufacturing process. The Company is centrally managed and is not segregated into separate product divisions. In light of the commonality of features across many, if not all, of the Company’s solutions, in addition to the Company being organized operationally as a single unit, the Company does not believe that a breakdown of revenue attributable to individual solutions is material or necessary for an investor to understand the Company and its business model.

24.	We note you disclosures that you have a global partner network of over 5,000 distributors and value added resellers and that you rely on such distributors and partners to fulfill substantially all of your sales orders. We also note that one distribution partner accounted for 13% and 16% of your total revenue for fiscal 2013 and the three-months ended May 31, 2013, respectively. Please provide additional disclosure describing the material terms of the agreement or agreements governing your relationship with this distribution partner. Also, please file the agreement as an exhibit, or tell us why you are not required to do so. See Item 601(b)(10) of Regulation S-K. Additionally, please clarify whether the other distribution partnerships or reseller relationships described in the prospectus are governed by similar agreements. If they are not, please provide additional disclosure describing how such relationships are typically governed.

The Company respectfully advises the Staff that the Company does not believe it is necessary to file the Company’s agreement with the highlighted distributor as an exhibit to the Registration Statement or provide a description of the terms and conditions of such agreement in the prospectus because the agreement was made in the ordinary course of business and the Company’s business is not “substantially dependent” on such agreement. The Company maintains an open distribution model where distributors and resellers work on a non-exclusive basis to market the Company’s solutions, fulfill orders and provide services to the Company’s end-customers, and under which resellers can order from any of our distributors or directly from the Company. As of May 31, 2013, the Company had more than 5,000 distribution partners and value added resellers in more than 100 countries. Additionally, in many cases, as a result of the Company’s marketing activities, an end-customer purchase decision may have little to do with the activities of a particular reseller.

The Company further respectfully advises the Staff that in recent periods, at the request of the Company, several resellers consolidated their purchases of Company solutions through the highlighted distributor thereby increasing the percentage of revenue attributable to the highlighted distributor. Additionally, the Company is in the process of engaging an additional distribution partner, which the Company will also utilize to fulfill channel partner orders, thus potentially decreasing the percentage of revenue accounted for by the highlighted distributor. Accordingly, if the Company’s distribution agreement with the highlighted distributor is terminated, the Company believes that it

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could make arrangements with other distributors to fulfill sales and distribute its solutions without a substantial disruption to the Company’s business.

Therefore, the Company does not believe that its business substantially depends on this, or any other, channel partner for purposes of Item 601(b)(10)(ii)(B) of Regulation S-K because the Company could readily market, make sales and provide services to such end-customers directly or through other channel partners without a material disruption to the Company’s business, and customers and potential customers who currently purchase or would purchase the Company’s products through such distributor would then purchase from other resellers or directly from the Company. Accordingly, the Company does not believe that it is required to file any of these agreements as exhibits pursuant to this Item. For these reasons, the Company believes that the contract is not a material contract within the meaning of Item 601(b)(10) of Regulation S-K, which requires the filing of any “contract upon which the [Company’s] business is substantially dependent.”

25.	Please revise to include the geographic information required by Item 101(d) of Regulation S-K or a cross-reference to the relevant portion of the notes to the financial statements.

The Company advises the Staff that the Company has revised the disclosure on page 100 of the Registration Statement to address the Staff’s comment.

Customer Case Studies, page 97

26.	Please supplementally provide us with the names of the companies identified in the case studies presented.

In response to the Staff’s comment, the Company has provided the names of the companies identified in the case studies below:

Case Study	Company Name
Regional Law Firm Focused on Financial Services	[***]
Large European Retailer	[***]
Global Communications and Document Management Company	[***]
Global Maritime Logistics Holding Company	[***]
Large State Technical College System	[***]

Executive Compensation

Named Executive Officer Employment Agreements

William D. Jenkins, Jr., page 113

27.	Please enhance your disclosure to discuss the options and restricted stock grants referenced in Mr. Jenkins’s July 2013 offer letter.

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The Company advises the Staff that the Company has revised the disclosure on page 116 of the Registration Statement to address the Staff’s comment.

Principal and Selling Stockholders, page 126

28.	Footnotes 11 and 12 contain disclaimers of beneficial ownership. Beneficial ownership disclosure in this table is based on voting and/or investment power. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or investment power over the disclaimed shares.

The Company advises the Staff that the Company has revised the disclosure on page 130 of the Registration Statement to address the Staff’s comment.

Additional Information, page 148

29.	We note your disclosure that “[s]tatements contained in this prospectus concerning the contents of any contract or any other document is not necessarily complete” and that “[e]ach statement is this prospectus relating to a contract or document filed as an exhibit is qualified in all respects by the filed exhibit.” As you are responsible for the accuracy of the information in the filing, these types of qualifications are inappropriate. Please revise and please ensure that any agreements discussed in the disclosure are described in a materially complete manner. Additionally, please remove similar qualifications from your discussions under “Description of Capital Stock” on page 128.

The Company advises the Staff that the Company has revised the disclosure on pages 131 and 151 of the Registration Statement to address the Staff’s comment.

Consolidated Financial Statements

Consolidated Statements of Operations, page F-4

30.	We note that you separately present appliance and subscription revenues, but only a single cost of revenues line item. Please tell us what consideration was given to separately presenting cost of revenues related to appliances and subscription revenues. Refer to Rule 5-03(2) of Regulation S-X.

The Company respectfully advises the Staff that, while the Company has a rational and systematic basis to allocate revenue between appliances and subscription services, it does not believe that a corresponding basis exists with respect to the allocation of costs. Specifically, the Company jointly manages the cost of providing appliances and subscription services by leveraging its shared customer service organization infrastructure, common technology architecture and cloud infrastructure. The Company’s customer service organization, which provides ongoing support to its customers, including initial setup of appliances and subscription services as well as continuing support services and troubleshooting, represents a significant component of the Company’s cost of revenues which cannot be readily allocated between appliances and subscription services. Given the shared resources and costs used to support both appliances and subscription services, the Company only tracks aggregate costs of its solutions.

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Therefore, the Company respectfully advises the Staff that it does not believe that it can allocate cost of revenue between appliances and subscription services or that such allocation would prove meaningful to investors.

Note 1. Organization and Summary of Significant Accounting Policies

Revenue Recognition, page F-12

31.	We note that you recognize revenues for appliances over the estimated average customer relationship period of three years and all other fees are recognized over the term of the subscription agreement. Please describe for us your basis for this separate revenue recognition pattern in light of your conclusion that there is a single unit of accounting as there is no stand-alone value for the appliances. As part of your response, please tell us and revise to describe your methodology for allocating the up-front fees to the appliances.

The Company supplementally advises the Staff that it provides its customers with access to the Company’s solutions through appliance and related subscription agreements. As both the appliance and the subscription are required to be purchased by the customer to access the Company’s solutions, the Company believes that the elements of the customer arrangement, including the appliance and subscription, do not qualify for treatment as a separate unit of accounting. Customers are required to pay an upfront fee, which is stated in the customer arrangement, for the appliance. No further fees related to the appliance are required to be paid by the customer in subsequent periods. Accordingly, the Company recognizes up-front fees as revenue over the estimated customer relationship period of three years. As discussed in response to Comment #34 below, the estimated customer relationship period for appliance revenue is based on the estimated useful life of the appliance, and the Company has determined the useful life of its appliances to be three years. The fees for the subscription agreement that is required to access the Company’s solutions are separately stated in the customer arrangement. Such subscription fees are recognized ratably over the term of the subscription agreement. While the Company typically offers a one-year, three-year or five-year subscription agreement, the substantial majority of the Company’s subscription arrangements are for one-year terms and subject to customer renewal.

The Company advises the Staff that it has revised the disclosure on pages 78, F-12 and F-13 to address the Staff’s comment.

32.	On pages 13 and 59 you disclose that the initial contract period for subscriptions typically ranges from one to five years. Please describe for us your basis for recognizing appliance revenues over a three-year period when subscriptions range up to five years and the subscription is non-cancelable after the lapse of the 30-day right of return period.

The Company supplementally advises the Staff that while the Company typically offers its subscription services on one-year, three-year or five-year agreements, the substantial majority of the Company’s subscription arrangements are for one-year terms. As noted in the Company’s response to Comment #34 below, the estimated customer life for appliance revenue is three years, including arrangements in which a customer purchases a five-year subscription. For fiscal 2013, revenues for customer arrangements with five-year subscription terms accounted for only approximately 2% of the Company’s total revenue.

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33.	We note that the initial subscription contract period typically ranges from one to five years. Considering the relatively large range of initial subscription contract periods, please revise to disclose the weighted average period or to provide some indication as to the typical period.

The Company advises the Staff that the Company has revised the disclosure on pages 13, 55 and 60 of the Registration Statement to address the Staff’s comment.

34.	Please describe for us your consideration of the impact of the Hardware Refresh Program in determining the estimated customer life for appliance revenues.

The Company supplementally advises the Staff that the estimated customer relationship period for appliance revenue is based on the estimated useful life of the appliance. The Company has determined the useful life of the appliance to be three years. The Hardware Refresh Program allows the Company’s customers that subscribe to both the Barracuda Energize Update subscription and the Instant Replacement subscription to replace their appliance every four years at no additional cost. Under the Hardware Refresh Program, customers with an existing appliance and an active Energize Update subscription may also migrate to the Company’s latest hardware platform for a fee. Prior to the four-year anniversary of their appliance purchase, the substantial majority of the Company’s customers have (i) already upgraded to a larger or more sophisticated appliance for an additional fee, (ii) received a new appliance through the extended warranty protection included in their Instant Replacement subscription, or (iii) do not renew their subscription to the Company’s services. The Company considered the impact of the Hardware Refresh Program in determining the estimated useful life of the appliance of three years.

35.	We note that you make estimates and maintain a reserve for expected customer cancellations. Please revise to provide a roll-forward of your customer returns reserve as well as the allowance for doubtful accounts for the periods presented. Please refer to Rule 12-09 of Regulation S-X.

The Company advises the Staff that the Company has revised page II-3 in Part II of the Registration Statement to add Schedule II which discloses the Company’s customer returns reserve and allowance for doubtful accounts for the periods presented.

Warranty and Instant Replacement Service, page F-13

36.	Please revise to clarify the period the extended warranty covers and the period when revenue recognition begins. In this regard, clarify whether the extended warranty period includes the initial one-year standard warranty period plus any additional periods or whether the extended warranty period begins after the initial standard warranty period.

The Company advises the Staff that the Company has revised the disclosure on page F-13 of the Registration Statement to address the Staff’s comment.

37.	We note your disclosure that costs associated with your standard warranty and extended warranty contracts are expensed as incurred. Please describe for us what consideration was given to the guidance in ASC 460-10-25-5 and -6 in reaching this conclusion. Revise to quantify the costs incurred for the periods presented.

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The Company supplementally advises the Staff that all fees received under customer arrangements are accounted for as a single unit of accounting and are recognized as revenue over future periods in accordance with the Company’s revenue recognition policies. Because the Company does not recognize revenues upfront, the Company concluded that ASC 460-10-25 and -6 was not as applicable as other relevant accounting guidance. The Company considered the guidance of ASC 605-20-25, which states that when revenue is recognized over the life of an extended warranty and product maintenance contract then the costs should be recognized as incurred, to be more applicable. Since ASC 605-20-25 requires deferral of revenue for an extended warranty because there is the expectation of delivering services over time the Company concluded an analogy to ASC 605-20-25 supports recognizing warranty costs as incurred.

Furthermore, the Company respectfully advises the Staff that warranty costs are only one of many types of cost of revenues incurred by the Company to fulfill its customer arrangements, and therefore the Company does not believe that separate disclosure of warranty costs would prove meaningful to investors.

Deferred Commissions, page F-13

38.	We note that sales commissions are deferred when earned and are amortized over the same period that revenues are recognized. Considering that appliance revenues and subscription revenues are recognized over different periods, please tell us and revise to describe how these costs are allocated among subscription and appliance revenues. If commissions are not allocated, revise to explain why they are not.

The Company respectfully advises the Staff that, as discussed in response to Comment #30 above, the Company does not allocate costs between appliance and subscription revenues. The Company uses an integrated single sales force to sell both its appliances and subscriptions. Additionally, the Company sells its appliances and subscriptions together as complementary solutions. Therefore, the Company does not believe that it can allocate the costs of sales commissions between appliance and subscription revenue or that such allocation would prove meaningful to investors.

Furthermore, the Company respectfully advises the Staff that the Company defers commissions and amortizes such costs over the same period that revenue is recognized, which is the expected customer relationship period. Additionally, the Company does not pay substantial commissions for customer subscription renewals.

Note 9. Segment Information, page F-31

39.	We note that you disclose revenues attributed to North America but do not separately disclose revenues attributed to the United States, your country of domicile. Please revise to disclose revenues attributed to the United States. Refer to ASC 280-10-50-41(a).

The Company advises the Staff that the Company has revised the disclosure on page F-31 of the Registration Statement to address the Staff’s comment.

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Note 11. Commitment and Contingencies

Legal Matters, page F-33

40.	Regarding the pending BIS and OFAC reviews, you disclose that you do not believe that the resolution of this matter will be material to the company’s operating results or financial condition taken as a whole. In light of your disclosure that the amount of any penalties is currently not estimable, please explain to us how you concluded that the resolution will not be material.

The Company advises the Staff that the Company has revised the disclosure on page F-33 of the Registration Statement to address the Staff’s comment.

Exhibits

41.	Please file as an exhibit the consent of Compass Intelligence, as required by Securities Act Section 7 and Securities Act Rule 436.

The Company advises the Staff that it has included the consent of Compass Intelligence as an exhibit to the revised Registration Statement.

Exhibits 10.15 and 10.16

42.	We note that you intend to submit a confidential treatment request for Exhibits 10.15 and 10.16, but have not yet done so. Please note that we will need sufficient time to review the request once it is filed, and that we may not grant a request for acceleration of effectiveness for so long as a confidential treatment request is pending.

The Company respectfully acknowledges the Staff’s comments and confirms that the Company separately submitted a confidential request to the Staff on September 5, 2013 with respect to portions of the Recapitalization Agreement and Amendment No. 1 to the Recapitalization Agreement. The Company understands that all comments with respect to the request for confidential treatment will need to be resolved prior to effectiveness of the Registration Statement.

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Securities and Exchange Commission September 5, 2013 Page 17	CONFIDENTIAL TREATMENT REQUESTED BY BARRACUDA NETWORKS, INC.: CUDA-001

Please direct any questions with respect to the Company’s responses or the revised draft of the Registration Statement to me at (650) 565-3765 or aspinner@wsgr.com, or to my colleague, Andrew D. Hoffman, at (650) 849-3240 or ahoffman@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Allison B. Spinner

Allison B. Spinner

Enclosures

cc (w/encl.):	William D. Jenkins, Jr.

Diane C. Honda

Barracuda Networks, Inc.

Jeffrey D. Saper

Wilson Sonsini Goodrich & Rosati, P.C.

Gordon K. Davidson

Jeffrey R. Vetter

William L. Hughes

Fenwick & West LLP

David A. Cabral

Matthew A. Taggart

Ernst & Young LLP